SHARE-BASED PAYMENTS - Summary of assumptions used to estimate the fair value of the share options (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
SHARE-BASED PAYMENTS
Risk-free rate, Minimum	1.75%
Risk-free rate, Maximum	2.93%
Expected volatility range, Minimum	35.62%
Expected volatility range, Maximum	46.22%
Exercise multiple, Minimum	2.2
Exercise multiple, Maximum	2.8
Minimum
SHARE-BASED PAYMENTS
Fair market value per ordinary share as at valuation dates	$ 0.24
Maximum
SHARE-BASED PAYMENTS
Fair market value per ordinary share as at valuation dates	$ 0.73